SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES [Abstract]
SECURITIES
NOTE 2:              SECURITIES

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities classified as available-for-sale are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Equity Securities	$102,212	$-	$(39,950)	$62,262
Debt Securities:
U. S. government agencies	34,668,833	122,093	(64,264)	34,726,662
U. S. treasuries	2,037,168	5,469	-	2,042,637
Municipals	4,049,701	138,736	(44,038)	4,144,399
Government sponsored mortgage-backed securities	38,950,955	1,148,789	(10,826)	40,088,918
	$79,808,869	$1,415,087	$(159,078)	$81,064,878

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2010
Equity Securities	$102,212	$7,089	$(31,381)	$77,920
Debt Securities:
U. S. government agencies	27,409,482	222,014	(128,414)	27,503,082
Government sponsored mortgage-backed securities	66,407,555	2,865,745	(9,649)	69,263,651
	$93,919,249	$3,094,848	$(169,444)	$96,844,653

Maturities of available-for-sale debt securities as of December 31, 2011:

	Amortized Cost	Approximate Fair Value
1-5 years	$26,394,204	$26,473,064
5-10 years	11,346,351	11,347,402
After ten years	3,015,147	3,093,232
Government sponsored mortgage-backed securities not due on a single maturity date	38,950,955	40,088,918
	$79,706,657	$81,002,616

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities classified as held to maturity are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Debt Securities:
Government sponsored mortgage-backed securities	$218,571	$17,003	$-	$235,574
	$218,571	$17,003	$-	$235,574

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2010
Debt Securities:
Government sponsored mortgage-backed securities	$260,956	$20,828	$-	$281,784
	$260,956	$20,828	$-	$281,784

Maturities of held-to-maturity securities as of December 31, 2011:

	Amortized Cost	Approximate Fair Value

Government sponsored mortgage-backed securities not due on a single maturity date	$218,571	$235,574
	$218,571	$235,574

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, amounted to $60,222,048 and $62,981,616 as of December 31, 2011 and 2010, respectively.

Gross gains of $1,505,915, $275,125 and $689,769 and gross losses of $0, $0 and $0 resulting from sale of available-for-sale securities were realized for the years ended December 31, 2011, 2010 and 2009, respectively.  The tax effect of these net gains was $557,188, $101,796 and $255,215 in 2011, 2010 and 2009, respectively.

The Company evaluates all securities quarterly to determine if any unrealized losses are deemed to be other than temporary.  Certain investment securities are valued less than their historical cost. These declines are primarily the result of the rate for these investments yielding less than current market rates, or declines in stock prices of equity securities. Based on evaluation of available evidence, management believes the declines in fair value for these securities are temporary. It is management's intent to hold the debt securities to maturity or until recovery of the unrealized loss. Should the impairment of any of these debt securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified, to the extent the loss is related to credit issues, and to other comprehensive income to the extent the decline on debt securities is related to other factors and the Company does not intend to sell the security prior to recovery of the unrealized loss.

                No securities were written down for other-than-temporary impairment during the years ended December 31, 2011, 2010 and 2009.

Certain other investments in debt and equity securities are reported in the financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2011 and 2010, was $29,766,876 and $5,386,231, respectively, which is approximately 37% and 6% of the Company's investment portfolio.  These declines primarily resulted from changes in market interest rates and failure of certain investments to meet projected earnings targets.

The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010.

	December 31, 2011

	Less than 12 Months		12 Months or More		Total

Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$26,316	$(4,361)	$35,946	$(35,589)	$62,262	$(39,950)
U. S. government agencies	21,351,961	(64,264)	-	-	21,351,961	(64,264)
Municipals	1,045,521	(44,038)	-	-	1,045,521	(44,038)
Government sponsored mortgage-backed securities	7,307,132	(10,826)	-	-	7,307,132	(10,826)
	$29,730,930	$(123,489)	$35,946	$(35,589)	$29,766,876	$(159,078)

	December 31, 2010

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$40,153	$(31,381)	$40,153	$(31,381)
U. S. government agencies	4,374,049	(128,414)	-	-	4,374,049	(128,414)
Government sponsored mortgage-backed securities	972,029	(9,649)	-	-	972,029	(9,649)
	$5,346,078	$(138,063)	$40,153	$(31,381)	$5,386,231	$(169,444)